MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue

Washington, DC 20004

May 5, 2008

BY EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Penn Mutual Variable Life Account I

The Penn Mutual Life Insurance Company

Post-Effective Amendment No. 24 to the Registration Statement on Form N-6

File Nos. 033-54662; 811-05006

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (the “Company”), we are filing Post-Effective Amendment No. 24 to the Registration Statement of the Penn Mutual Variable Life Account I on Form N-6 pursuant to Rule 485(a) under the Securities Act of 1933, as amended. The purpose of PEA 24 is to introduce one new series, the Cornerstone VUL 2008.

Please contact me at (202)-739-5450 with your questions or comments.

Sincerely,

/s/ Michael Berenson

Michael Berenson

cc:           Michael Berenson, Esq.

Enclosure